Options (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 22, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options [Line Items]
Grant of ordinary shares under option plan		3,069,280
Number of ordinary shares available for future issuance		1,012,006
Weighted average grant date fair value of options granted (in Dollars per share)		$ 2.78	$ 1.66	$ 0.51
Exercised share options		401,031	168,447
Options exercised (in Dollars)		$ 795	$ 49
Unrecognized compensation expenses related to unvested options (in Dollars)		$ 1,633
Weighted average period		1 year 6 months 14 days
Ordinary Shares [Member]
Options [Line Items]
Additional ordinary shares	1,000,000